Subsequent Events (Details) - USD ($)	1 Months Ended
	Oct. 27, 2022	Mar. 29, 2022	Oct. 17, 2022	Jan. 17, 2022	Jan. 07, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Shareholders holdings public shares (in Shares)						9,669,449
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
cash					$ 96,761,060
Redeeming shareholder price (in Dollars per share)					$ 10
Extension payment of per share (in Dollars per share)				$ 0.03
Due amount				$ 141,167
Aggregate principal amount			$ 153,655
Additional funds	$ 250,000
Working Capital Note [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Unsecured promissory note		$ 1,000,000
Extension Note [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Unsecured promissory note		$ 1,297,500